Fair Values (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Schedule of financial assets and liabilities measured on a recurring basis
The following table presents assets and liabilities measured at fair value on a recurring basis:

Fair Value Measurements at December 31, 2016 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2016
Assets
Investment securities:
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$—	$267,533	$—	$267,533
U.S. Government sponsored entities’ asset-backed securities	—	987,172	—	987,172
Equity securities	2,644	—	790	3,434
Mortgage loans held for sale	—	10,413	—	10,413
Mortgage IRLCs	—	124	—	124

Liabilities
Fair value swap	$—	$—	$226	$226

Fair Value Measurements at December 31, 2015 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2015
Assets
Investment securities:
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$—	$522,063	$—	$522,063
U.S. Government sponsored entities’ asset-backed securities	—	911,493	—	911,493
Equity securities	1,941	—	769	2,710
Mortgage loans held for sale	—	7,306	—	7,306
Mortgage IRLCs	—	165	—	165

Liabilities
Fair value swap	$—	$—	$226	$226

Schedule of reconciliation of level 3 input for financial instruments measured on recurring basis
The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2016 and 2015, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Equity Securities	Fair Value Swap
Balance at January 1, 2016	$769	$(226)
Total Gains (Losses)
Included in earnings - realized	—	—
Included in earnings - unrealized	—	—
Included in other comprehensive income	21	—
Purchases, sales, issuances and settlements, other, net	—	—
Re-evaluation of fair value swap	—	—
Balance at December 31, 2016	$790	$(226)
Balance at January 1, 2015	$776	$(226)
Total Gains (Losses)
Included in earnings - realized	—	—
Included in earnings - unrealized	—	—
Included in other comprehensive income	(7)	—
Purchases, sales, issuances and settlements, other, net	—	—
Re-evaluation of fair value swap	—	—
Balance at December 31, 2015	$769	$(226)

Schedule of assets and liabilities measured at fair value on a nonrecurring basis

Fair Value Measurements at December 31, 2016 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2016
Impaired Loans:
Commercial real estate	$—	$—	$3,057	$3,057
Construction real estate	—	—	541	541
Residential real estate	—	—	2,385	2,385
Total impaired loans	$—	$—	$5,983	$5,983
Mortgage Servicing Rights	$—	$6,769	$—	$6,769
Other Real Estate Owned:
Commercial real estate	—	—	2,644	2,644
Construction real estate	—	—	3,322	3,322
Residential real estate	—	—	931	931
Total Other Real Estate Owned	$—	$—	$6,897	$6,897

Fair Value Measurements at December 31, 2015 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2015
Impaired Loans:
Commercial real estate	$—	$—	$3,698	$3,698
Construction real estate:
SEPH commercial land and development	—	—	2,044	2,044
Remaining commercial	—	—	1,872	1,872
Residential real estate	—	—	1,882	1,882
Total impaired loans	$—	$—	$9,496	$9,496
Mortgage Servicing Rights	$—	$1,867	$—	$1,867
Other Real Estate Owned:
Commercial real estate	—	—	2,796	2,796
Construction real estate	—	—	3,387	3,387
Residential real estate	—	—	2,332	2,332
Total Other Real Estate Owned	$—	$—	$8,515	$8,515

Schedule of qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
The following tables present quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2016 and December 31, 2015:

December 31, 2016
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$3,057	Sales comparison approach	Adj to comparables	0.0% - 90.0% (20.2%)
		Income approach	Capitalization rate	9.0% - 10.6% (10.1%)
		Cost approach	Accumulated depreciation	17.0% - 18.0% (17.8%)

Construction real estate	$541	Sales comparison approach	Adj to comparables	0.0% - 11.1% (1.6%)
		Bulk sale approach	Discount rate	10.0% (10.0%)

Residential real estate	$2,385	Sales comparison approach	Adj to comparables	0.3% - 110.0% (17.0%)
		Income approach	Capitalization rate	10.0% (10.0%)

Other real estate owned:
Commercial real estate	$2,644	Sales comparison approach	Adj to comparables	0.0% - 68.4% (26.5%)
		Income approach	Capitalization rate	13.0% - 14.0% (13.1%)

Construction real estate	$3,322	Sales comparison approach	Adj to comparables	0.0% - 90.0% (24.7%)
		Bulk sale approach	Discount rate	15.0% (15.0%)

Residential real estate	$931	Sales comparison approach	Adj to comparables	3.2% - 79.7% (30.6%)

December 31, 2015
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$3,698	Sales comparison approach	Adj to comparables	0.0% - 45.9% (20.3%)
		Income approach	Capitalization rate	7.0% - 13.3% (9.5%)
		Cost approach	Accumulated depreciation	50.0% (50.0%)

Construction real estate:
SEPH commercial land and development	$2,044	Sales comparison approach	Adj to comparables	5.0% - 40.0% (22.1%)
		Bulk sale approach	Discount rate	10.7% (10.7%)

Remaining commercial	$1,872	Sales comparison approach	Adj to comparables	0.0% - 25.3% (1.0%)
		Bulk sale approach	Discount rate	10.0% - 10.7% (10.0%)

Residential real estate	$1,882	Sales comparison approach	Adj to comparables	0.0% - 96.7% (12.5%)
		Income approach	Capitalization rate	3.8% - 10.1% (9.1%)
		Cost approach	Accumulated depreciation	33.3% - 50.0% (43.4%)

Other real estate owned:
Commercial real estate	$2,796	Sales comparison approach	Adj to comparables	2.0% - 71.0% (26.9%)
		Income approach	Capitalization rate	9.5% (9.5%)

Construction real estate	$3,387	Sales comparison approach	Adj to comparables	0.0% - 85.0% (24.3%)
		Bulk sale approach	Discount rate	15.0% (15.0%)

Residential real estate	$2,332	Sales comparison approach	Adj to comparables	0.1% - 61.8% (23.0%)

Fair value, by balance sheet grouping
The fair value of financial instruments at December 31, 2016 and December 31, 2015, was as follows:

	December 31, 2016
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$146,466	$146,466	$—	$—	$146,466
Investment securities	1,517,972	2,644	1,511,377	790	1,514,811
Accrued interest receivable - securities	3,849	—	3,849	—	3,849
Accrued interest receivable - loans	14,973	—	—	14,973	14,973

Mortgage loans held for sale	10,413	—	10,413	—	10,413
Impaired loans carried at fair value	5,983	—	—	5,983	5,983
Mortgage IRLCs	124	—	124	—	124
Other loans	5,204,713	—	—	5,161,919	5,161,919
Loans receivable, net	$5,221,233	$—	$10,537	$5,167,902	$5,178,439

Financial liabilities:
Non-interest bearing checking accounts	$1,523,417	$1,523,417	$—	$—	$1,523,417
Interest bearing transaction accounts	1,174,448	1,174,448	—	—	1,174,448
Savings accounts	1,704,920	1,704,920	—	—	1,704,920
Time deposits	1,117,870	—	1,122,598	—	1,122,598
Other	1,301	1,301	—	—	1,301
Total deposits	$5,521,956	$4,404,086	$1,122,598	$—	$5,526,684

Short-term borrowings	$394,795	$—	$394,795	$—	$394,795
Long-term debt	694,281	—	712,958	—	712,958
Subordinated notes	45,000	—	40,903	—	40,903
Accrued interest payable – deposits	900	82	818	—	900
Accrued interest payable – debt/borrowings	1,251	1	1,250	—	1,251

Derivative financial instruments:
Fair value swap	$226	$—	$—	$226	$226

	December 31, 2015
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$149,459	$149,459	$—	$—	$149,459
Investment securities	1,585,568	1,941	1,584,984	769	1,587,694
Accrued interest receivable - securities	4,436	—	4,436	—	4,436
Accrued interest receivable - loans	14,239	—	—	14,239	14,239

Mortgage loans held for sale	7,306	—	7,306	—	7,306
Impaired loans carried at fair value	9,496	—	—	9,496	9,496
Mortgage IRLCs	165	—	165	—	165
Other loans	4,994,624	—	—	4,997,318	4,997,318
Loans receivable, net	$5,011,591	$—	$7,471	$5,006,814	$5,014,285

Financial liabilities:
Non-interest bearing checking accounts	$1,404,032	$1,404,032	$—	—	$1,404,032
Interest bearing transaction accounts	1,107,200	1,107,200	—	—	1,107,200
Savings accounts	1,544,708	1,544,708	—	—	1,544,708
Time deposits	1,290,412	—	1,295,329	—	1,295,329
Other	1,290	1,290	—	—	1,290
Total deposits	$5,347,642	$4,057,230	$1,295,329	$—	$5,352,559

Short-term borrowings	$394,242	$—	$394,242	$—	$394,242
Long-term debt	738,105	—	771,420	—	771,420
Subordinated notes	45,000	—	41,596	—	41,596
Accrued interest payable – deposits	987	66	921	—	987
Accrued interest payable – debt/borrowings	1,351	4	1,347	—	1,351

Derivative financial instruments:
Fair value swap	$226	$—	$—	$226	$226

Impaired Financing Receivables [Table Text Block]

	December 31, 2016
(In thousands)	Recorded Investment	Prior Charge-Offs	Specific Valuation Allowance	Carrying Balance
Impaired loans recorded at fair value	$6,379	$3,681	$396	$5,983
Remaining impaired loans	64,047	21,262	152	63,895
Total impaired loans	$70,426	$24,943	$548	$69,878

	December 31, 2015
(In thousands)	Recorded Investment	Prior Charge-Offs	Specific Valuation Allowance	Carrying Balance
Impaired loans recorded at fair value	$11,783	$10,512	$2,287	$9,496
Remaining impaired loans	68,881	18,193	1,904	66,977
Total impaired loans	$80,664	$28,705	$4,191	$76,473